Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates			3 months
Investment in operating leases less accumulated depreciation	¥ 584,821		¥ 584,821		¥ 566,946
Effective tax rate	32.90%	33.00%	32.90%	33.00%
National corporation tax	24.00%	24.00%	24.00%	24.00%
Inhabitant tax	4.00%	4.00%	4.00%	4.00%
Deductible enterprise tax	4.00%	4.00%	4.00%	4.00%
Statutory income tax rate	31.70%	31.70%	31.70%	31.70%
Increase in additional paid-in capital had such stock splits made prior to October 1, 2001			¥ 24,674
Loans held for sale in installment loans	¥ 55,481		55,481		22,548
Loans held for sale measured at fair value	14,735		14,735		19,232
Accumulated depreciation	96,531		96,531		85,255
Residential condominiums under development	75,270		75,270		60,920
Finished goods	54,612		54,612		56,943
Write-down on residential condominiums under development	64	¥ 587	88	¥ 636
Goodwill	390,736		390,736		341,178
Other intangible assets	419,806		419,806		396,051
Office Facilities
Significant Accounting Policies [Line Items]
Accumulated depreciation	¥ 50,630		¥ 50,630		¥ 47,534
Minimum
Significant Accounting Policies [Line Items]
Income tax settlement by tax authority			50.00%